Note 16 - Plant Restructuring	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
1
6
. Plant Restructuring

During
2020,
the Company recorded a restructuring charge of
$7.0
million related to the closing of plants in the Midwest and Northwest of which
5.3
million was for accelerated amortization of right-of-use operating lease assets,
$2.4
million was mostly related to equipment moves and
$1.2
million was related to severance. The Company also recorded a credit of
$1.9
million for the reduced lease liability of previously impaired leases.

During
2019,
the Company recorded a restructuring charge of
$11.7
million. Of this amount,
$2.3
relates to the partial closure of a plant in the Midwest (
$1.8
million is equipment moves and
$0.5
is severance),
$1.3
million related to the sale of a plant in the Northeast (
$0.8
million is equipment moves and
$0.5
million is severance), and
$0.3
million for the partial sale of a plant in the Northwest (
$0.2
million is severance,
$0.1
million is mostly equipment moves). In addition, the company recorded a charge for an impairment of long-term assets of
$7.8
million.

These charges are included under Plant Restructuring in the Consolidated Statements of Net Earnings. Severance Payable and Other Costs Payable are included in Other Accrued Expenses on the Consolidated Balance Sheets.

The following table summarizes the severance and other cost recorded and the accruals established during
2019
and
2020:

		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2018	$-	$-	$-
Charge to expense	1,508	10,149	11,657
Cash payments/write offs	(1,283)	(10,148)	(11,431)
Balance March 31, 2019	225	1	226
Charge to expense	1,229	5,817	7,046
Cash payments/write offs	(1,252)	(5,818)	(7,070)
Balance March 31, 2020	$202	$-	$202